Financial result (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Interest income	SFr 1,098	SFr 0	SFr 1,392	SFr 0
Interest income on employee benefits	16	5	32	12
Financial income	1,114	5	1,424	12
Bank charges	(214)	(342)	(433)	(534)
Interest expenses leases	(1,302)	(675)	(2,562)	(992)
Interest expenses on employee benefits	(20)	(8)	(40)	(17)
Financial expenses	(1,536)	(1,025)	(3,035)	(1,543)
Foreign exchange gain/(losses)	32,203	(337)	49,316	792
Change in fair value of foreign exchange derivatives	69	(43)	146	1,507
Foreign exchange result	32,272	(380)	49,462	2,299
Financial result	SFr 31,850	SFr (1,400)	SFr 47,851	SFr 768